ADOPTION OF NEW STANDARDS - IMPACT ON FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Adoption Of New Standards - Impact On Financial Statements
Reconciliation of lease commitments
(in thousands of CAD dollars)

Operating lease and other commitments per Denison’s December 31, 2018 annual financial statements	$1,259
Adjustments to IFRS 16:
Recognition exemption for short-term leases	(13)
Other	(75)
Lease liabilities - undiscounted	1,171
Present value discount adjustment	(227)
Lease liabilities on transition to IFRS 16 at January 1, 2019	$944